BORROWINGS - Schedule of borrowings (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Non-current borrowings	$ 0.0	$ 792.3
Other borrowings	144.9	142.8
Total	$ 144.9	$ 935.1